Average Annual Total Returns{- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund Retail PRO-09 - Fidelity Intermediate Municipal Income Fund	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Intermediate Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB042 Past 1 year	LB042 Past 5 years	LB042 Past 10 years
Total	4.54%	3.32%	3.67%	4.52%	3.28%	3.64%	3.58%	3.11%	3.47%	5.21%	3.91%	4.63%	4.73%	3.39%	3.84%